THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

American Legacy II®

Supplement dated November 16, 2022 to the
Summary Prospectus for Current Contractowners dated May 1, 2022

This supplement to the summary prospectus for your individual variable annuity contract describes the Lincoln ProtectedPaySM lifetime income suite, available for purchase beginning November 28, 2022 (subject to state approval). The information in this supplement is a summary of certain contract features that have changed since the statutory prospectus dated May 1, 2022. This may not reflect all the changes that have occurred since you entered into your Contract.

You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by contacting your financial professional or by sending an email request to CustServSupportTeam@lfg.com.

All other provisions outlined in your variable annuity prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

Summary of Contract Changes:

•	Lincoln ProtectedPaySM is a suite of optional riders that provides accumulation through:
o	Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
o	An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below;
o	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and
o	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
•
Lincoln ProtectedPaySM is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time the rider is elected. The initial Purchase Payment or Contract Value (if elected after the contract is issued) must be at least $25,000. Rider elections are subject to Home Office approval if your Contract Value totals $2 million or more.

•
 If you purchase a Lincoln ProtectedPaySM rider, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. Certain rider options have more restrictive Investment Requirements than others. In addition, the fixed account is not available except for use with dollar cost averaging.

•	The rider suite provides flexible investment and income choices to meet your individual needs by offering six different options.

Important Information About Your Contract – The following line item replaces the current line item on the Minimum and Maximum Annual Fee Table:

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%	2.75%

Important Information About Your Contract – The following line item replaces the current line item on the Lowest and Highest Annual Cost Table:

FEES AND EXPENSES
Lowest Annual Cost: $1,944	Highest Annual Cost: $6,080

Appendix B – Investment Requirements. The following section is added to Appendix B and outlines the Investment Requirements that apply to purchasers of Lincoln ProtectedPaySM. Please note that some of the funds listed below may not be available under your Contract.

Under the current Investment Requirements for Lincoln ProtectedPaySM Secure Core, Lincoln ProtectedPaySM Secure Plus, and Lincoln ProtectedPaySM Secure Max, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds Mortgage Fund* American Funds The Bond Fund of America* American Funds U.S. Government Securities Fund* LVIP American Preservation Fund
American Funds Managed Risk  Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth PortfolioSM
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
No Subaccounts at this time.

*This fund is only available to contracts issued on or after May 22, 2017.

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Mortgage Fund*
American  Funds The Bond Fund of America*
American Funds U.S. Government Securities Fund*
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Preservation Fund

*Not available to contracts issued prior to May 22, 2017.

Under the current Investment Requirements for Lincoln ProtectedPaySM Select Core, Lincoln ProtectedPaySM Select Plus, and Lincoln ProtectedPaySM Select Max, you must allocate 100% of your Contract Value among one or more of the following Subaccounts:

American Funds Global Balanced Fund
American Funds Growth and Income PortfolioSM
American Funds Managed Risk Asset Allocation PortfolioSM
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, Contracts that purchase one of these Living Benefit Riders on or after January 9, 2017 may satisfy these Investment Requirements by allocating 100% of the Contract Value in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund asset allocation model made available to you by your broker-dealer. If the Contract was purchased on or after May 22, 2017 and elected with one these Living Benefit Riders, American Funds Balanced Model Portfolio & American Funds Conservative Model Portfolio would also be available. If you terminate the asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

American Legacy II®

Supplement dated November 16, 2022 to the
Summary Prospectus for Current Contractowners dated May 1, 2022

This supplement to the summary prospectus for your individual variable annuity contract describes revisions to 4LATER® Select Advantage riders elected on and after November 28, 2022. The information in this supplement is a summary of certain contract features that have changed since the statutory prospectus dated May 1, 2022. This may not reflect all the changes that have occurred since you entered into your Contract.

You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus . You can also obtain this information at no cost by contacting your financial professional or by sending an email request to CustServSupportTeam@lfg.com.

All other provisions outlined in your variable annuity prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

Summary of Contract Changes:

•	The following changes will apply to 4LATER® Select Advantage riders elected on and after November 28, 2022 (subject to state approval):
o	the current protected lifetime income fee may increase annually after ten years from the rider effective date;
o	the Guaranteed Maximum Annual Fee is higher;
o	the Enhancement Period does not reset;
o	the Protected Income Base is the highest of the previous Protected Income Base, Account Value Step-up, or Enhancement Value.

Important Information About Your Contract – The following line item replaces the current line item on the Minimum and Maximum Annual Fee Table:

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%	2.75%

Important Information About Your Contract – The following line item replaces the current line item on the Lowest and Highest Annual Cost Table:

FEES AND EXPENSES
Lowest Annual Cost: $1,944	Highest Annual Cost: $6,080

Please keep this supplement for future reference.